July 30, 2018

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Blackstone Alternative Investment Funds (File No. 333-185238) (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Registrant’s Prospectus and Statement of Additional Information, dated July 30, 2018, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from those contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 26) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on July 27, 2018 via EDGAR (Accession Number: 0001193125-18-229486).

Please direct any questions or comments to the attention of the undersigned at 212-583-5226.

Very truly yours,

/s/ Kevin Michel

cc:	James Hannigan, Esq., Blackstone Alternative Investment Advisors LLC

James E. Thomas, Esq., Ropes & Gray LLP

Sarah Clinton, Esq., Ropes & Gray LLP

Blackstone Alternative Investment Advisors LLC 345 Park Avenue New York NY 10154 T 212 583 5000 F 212 583 5749 www.blackstone.com